Sources Of Revenue (Details) - USD ($)	Sep. 30, 2015	Sep. 30, 2014
Patient Service Revenue by Payor [Line Items]
Patient Service Revenue	$ 8,407,244,000	$ 7,223,031,000
Medicare ESRD program
Patient Service Revenue by Payor [Line Items]
Patient Service Revenue	3,759,692,000	3,422,033,000
Private/alternative payors
Patient Service Revenue by Payor [Line Items]
Patient Service Revenue	3,574,919,000	3,100,575,000
Medicaid and other government sources
Patient Service Revenue by Payor [Line Items]
Patient Service Revenue	398,912,000	320,728,000
Hospitals
Patient Service Revenue by Payor [Line Items]
Patient Service Revenue	$ 673,721,000	$ 379,695,000